CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest
The schedule below discloses the effects of changes in Melco’s ownership interest in MRP and Studio City International on its equity:

	Year Ended December 31,
	2023	2022	2021

Net loss attributable to Melco Resorts & Entertainment Limited	$(326,920)	$(930,526)	$(811,751)
Transfers (to) from noncontrolling interests:
The Philippine subsidiaries
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(582)	(2,952)	(6,951)
Studio City International
Increase in additional paid-in capital resulting from the private placements	—	879	—

Changes from net loss attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$(327,502)	$(932,599)	$(818,702)